UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Walthausen Small Cap Value Fund
	Schedule of Investments
October 31, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip
10,325	AAON, Inc. *	$ 185,953	1.25%

Aircraft Parts & Auxiliary Equipment, NEC
21,825	Hawk Corporation *	303,804	2.05%

Ball & Roller Bearings
34,150	NN, Inc. *	151,968	1.02%

Broadwoven Fabric Mils, Man Made Fiber & Silk
83,600	Xerium Technologies, Inc. *	81,092	0.55%

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
12,018	Overhill Farms, Inc.	65,618	0.44%

Chemicals & Allied Products
8,775	Arch Chemicals Inc.	242,980
32,005	Solutia Inc. *	352,055
		595,035	4.01%

Computer Peripheral Equipment,
11,537	Astro-Med Inc.	71,529	0.48%

Crude Petroleum & Natural Gas
7,750	Arena Resources, Inc. *	288,765
5,200	Brigham Exploration Company *	49,400
19,400	Gulfport Energy Corporation *	148,022
25,050	Northern Oil & Gas, Inc. *	228,456
4,055	Whiting Petroleum Corp. *	228,702
		943,345	6.36%

Cutlery, Handtools & General Hardware
42,450	Lifetime Brands, Inc. *	258,945
5,650	Snap-on Incorporated	206,395
		465,340	3.14%

Drilling Oil & Gas Wells
4,815	Atwood Oceanics, Inc.*	170,884	1.15%

Electric Lighting & Wiring Equipment
8,775	Thomas & Betts Corporation *	300,193	2.02%

Electronic Components & Accessories
66,620	Vishay Intertechnology *	415,043	2.80%

Electronic Components, NEC
69,750	Hutchinson Technology Inc. *	405,945	2.74%

Fabricated Plate Work
44,000	Global Power Equipment Group *	60,280	0.41%

Fire, Marine & Casualty Insurance
5,279	Baldwin & Lyons, Inc.	120,414
6,500	Platinum Underwriters Holdings, Ltd.	232,505
5,000	Specialty Underwriters Alliance Inc. *	34,100
		387,019	2.61%

Food & Kindred Products
11,005	Flowers Foods Inc.	257,077	1.73%

Greeting Cards
12,980	CSS Industries Inc.	263,494	1.78%

Hospital & Medical Service Plans
1,833	American Physicians Capital, Inc.	51,837	0.35%

Industrial Instruments For Measure Display and Control
3,500	K-Tron International, Inc. *	332,675	2.24%

Insurance Carriers, NEC
42,341	Hallmark Financial Services Inc. *	324,755	2.19%

Life Insurance
1,275	National Western Life Insurance Company	224,604	1.51%

Machine Tools, Metal Cutting Types
68,354	Thermadyne Holdings Corp. *	412,858	2.78%

Metal Forgings & Stampings
14,280	Ladish Co., Inc. *	185,069	1.25%

Miscellaneous Furniture & Fixtures
12,600	Knoll, Inc.	123,480	0.83%

Miscellaneous Transportation Equipment
5,200	Polaris Industries Inc.	218,764	1.47%

Mortgage Bankers & Loan Correspondents
26,250	Ocwen Financial Corp. *	286,913	1.93%

Motor Vehicle Parts & Accessories
15,200	Drew Industries, Inc. *	290,928	1.96%

National Commercial Banks
8,025	Community Bank System, Inc.	149,345
7,700	Sterling Bancorp	51,821
2,880	Suffolk Bancorp	80,525
		281,691	1.90%

Paper Mills
36,250	KapStone Paper and Packaging Corp. *	251,575	1.70%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
19,800	Hexcel Corporation *	217,800	1.47%

Pulp Mills
43,100	Mercer International Inc. * **	92,234	0.62%

Railroad Equipment
17,350	Portec Rail Products, Inc.	151,119	1.02%

Refrigeration & Service Industries
20,300	Standex International Corp.	356,874	2.41%

Retail - Drug Stores and Proprietary Stores
11,250	BioScrip Inc. *	84,825	0.57%

Retail - Miscellaneous Shopping
15,025	Cabela's Incorporated *	188,864	1.27%

Retail - Retail Stores, NEC
47,300	Sally Beauty Holdings, Inc. *	319,275	2.15%

Retail - Women’s Clothing Stores
9,925	The Dress Barn, Inc.	179,146	1.21%

Rolling Drawing & Extruding of Nonferrous Metals
10,275	RTI International Metals Inc.	212,795	1.43%

Services - Commercial Physical & Biological Research
14,350	PAREXEL International Corporation *	179,662	1.21%

Services - Computer Processing & Data Preparation
18,485	CSG Systems International Inc. *	302,045	2.04%

Services - Computer Programming, Data Processing, Etc.
26,300	S1 Corporation	157,800
36,900	United Online Inc.	295,200
		453,000	3.05%

Services - Consumer Credit Reporting, Collection Services
9,341	Altisource Portfolio Solutions S.A. * **	142,450	0.96%

Services - Educational Services
15,100	Nobel Learning Communities Inc. *	126,085	0.85%

Services - Equipment Rental & Leasing, NEC
8,990	McGrath RentCorp	177,642	1.20%

Services - Help Supply Services
6,413	CDI Corp.	78,110	0.53%

Services - Hospitals
11,805	Rehabcare Group Inc. *	221,344	1.49%

Services - Management Consulting
8,400	The Corporate Executive Board Company	201,684	1.36%

Services - Membership Organizations
27,790	Interval Leisure Group, Inc. *	310,136	2.09%

Services - Prepackaged Software
27,400	Actuate Corp. *	137,548
14,100	Vital Images Inc. *	160,881
		298,429	2.01%

State Commercial Banks
6,530	Bryn Mawr Bank Corp.	104,480
20,025	Sterling Bancshares Inc.	111,539
		216,019	1.46%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
8,690	Commercial Metals Co.	128,960	0.87%

Surety Insurance
8,500	CNA Surety Corporation *	122,910	0.83%

Surgical & Medical Instruments & Apparatus
16,000	Hill-Rom Holdings, Inc.	313,440	2.11%

Textile Mill Products
66,660	Lydall Inc. *	333,300	2.25%

Wholesale - Apparel, Piece Goods
10,575	Delta Apparel Inc. *	93,483	0.64%

Wholesale - Durable Goods
12,400	School Specialty Inc. *	275,900	1.87%

Wood Household Furniture (No Upholstered)
11,800	Ethan Allen Interiors Inc.	147,028	0.99%

Total for Common Stock (Cost $12,332,926)		$ 14,033,328	94.61%

REAL ESTATE INVESTMENT TRUSTS
26,925	Walter Investment Management Corp.	350,564	2.36%
Total for Real Estate Investment Trusts (Cost $288,961)

CASH EQUIVALENTS
495,673	Fidelity Inst Treasury Money Market Fund Cl I 0.09% ***	495,673	3.34%
Total for Cash Equivalents (Cost $495,673)

Total Investment Securities		14,879,564	100.31%
	(Cost $13,117,560)

Liabilities In Excess of Other Assets		(46,099)	-0.31%

Net Assets		$ 14,833,465	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2009.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN SMALL CAP VALUE FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,117,560 amounted to $1,762,004, which consisted of aggregate gross unrealized appreciation of $2,765,984 and aggregate gross unrealized depreciation of $1,003,980.

2. SECURITY VALUATION

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including money markets). Equity securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,033,328	$0	$0	$14,033,328
Real Estate Investment Trusts	$350,564	$0	$0	$350,564
Money Market Fund	$495,673	$0	$0	$495,673
Total	$14,879,564	$0	$0	$14,879,564

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended October 31, 2009.

The Fund adopted GAAP guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance  requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the three months ended October 31, 2009.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date: December 29, 2009

By: /s/ Mark L. Hodge

        Mark L. Hodge

        Chief Financial Officer

Date: December 29, 2009